Share-Based Compensation	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation
10. Share-Based Compensation

Share Awards
On April 15, 2024, under the Navigator Holdings Ltd. 2023 Long-Term Incentive Plan (the “2023 Plan”) the Company granted a total of 54,851 restricted shares, 41,291 of which were granted to non-employee directors and 13,560 of which were granted to the officers and employees of the Company. The weighted average value of the 54,851 shares granted was $15.03 per share. The restricted shares granted to the non-employee directors vest on the first anniversary of the grant date and the restricted shares granted to the officers and employees of the Company vest on the third anniversary of the grant date.

On March 17, 2024 under the Navigator Holdings Ltd. 2013 Long-Term Incentive Plan (the “2013 Plan”), 31,833 shares which were previously granted to non-employee directors under the 2013 Plan with a weighted average grant value of $12.45 per share, vested at a fair value of $487,045. In addition, on March 17, 2024, 10,111 shares which were granted in 2021 to officers and employees of the Company, all of which had a weighted average grant value of $10.26, vested at a fair value of $154,698.

On June 30, 2023, 15,627 shares, which were previously granted to an officer of the Company under the 2013 Plan with a weighted average grant value of $9.84 per share, were accelerated to vesting at a fair value of $203,307.

On March 17, 2023, 45,864 shares which were previously granted to non-employee directors under the 2013 Plan with a weighted average grant value of $10.65 per share, vested at a fair value of $553,120. In addition, on March 19, 2023, 12,159 shares which were granted in 2020 to officers and employees of the Company, all of which had a weighted average grant value of $7.90 vested at a fair value of $157,581.

On March 15, 2023, under the 2013 Plan the Company granted a total of 47,829 restricted shares, 36,327 of which were granted to non-employee directors and 11,502 of which were granted to the officers and employees of the Company. The weighted average value of the shares granted was $12.45 per share. The restricted shares granted to the non-employee directors vest on the first anniversary of the grant date and the restricted shares granted to the officers and employees of the Company vest on the third anniversary of the grant date.

Restricted share grant activity for the year ended December 31, 2023, and the six months ended June 30, 2024, was as follows:

	Number of non-vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term (years)
Balance as of January 1, 2023	115,693	$10.16	1.04
Granted	47,829	12.45
Vested	(78,144)	10.16
Balance as of December 31, 2023	85,378	11.44	0.81
Granted	54,851	15.03
Vested	(41,944)	11.92
Balance as of June 30, 2024	98,285	$13.24	1.12

We account for forfeitures as they occur. Using the graded straight-line method of expensing the restricted stock grants, the weighted average estimated value of the shares calculated at the date of grant is recognized as compensation cost in the unaudited condensed consolidated statement of operations over the period to the vesting date.

During the six months ended June 30, 2024, the Company recognized $281,557 in share-based compensation costs relating to share grants (six months ended June 30, 2023: $457,751). As of June 30, 2024, there was a total of $717,882 unrecognized compensation costs relating to the expected future vesting of share-based awards (December 31, 2023: $400,282) which are expected to be recognized over a weighted average period of 1.12 years (December 31, 2023: 0.81 years).

Share options

Share options issued under the 2013 Plan are exercisable between the third and tenth anniversary of the grant date, after which they lapse. The fair value of any option issued is calculated on the date of the grant based on the Black-Scholes valuation model. Expected volatility is based on the historic volatility of the Company’s stock price and other factors. The expected term of the options granted is anticipated to occur in the range between 4 and 6.5 years. The risk-free rate is the rate adopted from the U.S. Government Zero Coupon Bond.

The movements in the outstanding share options during the year ended December 31, 2023, and the six months ended June 30, 2024, were as follows:

	Number of options outstanding	Weighted average exercise price per share	Aggregate intrinsic value[5]
Balance as of January 1, 2023	$320,856	$20.99	$—
Forfeited during the year	(35,875)	22.35	—
Issuance during the year	262,412	15.45	—
Balance as of December 31, 2023	547,393	18.25	53,100
Expired during the period	(143,538)	24.29	—
Balance as of June 30, 2024	$403,855	$16.10	$609,648
The weighted-average remaining contractual term of options outstanding and exercisable at June 30, 2024 was 3.49 years (December 31, 2023: 2.99 years). During the six months ended June 30, 2024, the Company recognized $69,405 in share-based compensation costs relating to options granted under the 2013 Plan (six months ended June 30, 2023: a charge of $121,078 relating to options granted under the 2013 Plan). As of June 30, 2024 there was $1,693,100 of total unrecognized compensation costs relating to non-vested options under the 2013 Plan (December 31, 2023: $1,142,618). As of June 30, 2024, there were 131,443 share options that had vested but had not been exercised with an weighted average exercise price of $18.21 (As of December 31, 2023, there were 274,981 share options that had vested but had not been exercised with an weighted average exercise price of $21.38).

The Company has employee stock purchase plans in place which is a savings-related share scheme where certain employees have the option to buy common stock at a 15% discount to the share price at the grant dates of July 9, 2021,August 8, 2022 and August 22, 2023. The employee stock purchase plans have three-year vesting periods, which will end on July 9, 2024, August 10, 2025 and August 22, 2026. 1,185 shares have been issued since the inception of the scheme. Using the Black-Scholes valuation model, the Company recognized compensation costs of $34,186 relating to employee stock purchase plans for the six months ended June 30, 2024 (six months ended June 30, 2023: $30,085).